Benefit Plans (Details 1) (Pension Benefits [Member], USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Pension Benefits [Member]
Information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets
Projected benefit obligations	$ 53,490	$ 51,114
Accumulated benefit obligations	43,528	39,363
Fair value of plan assets	$ 6,056	$ 5,229